               MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST
                           c/o Morgan Stanley Trust
                      Harborside Financial Center, Plaza Two
                         Jersey City, New Jersey 07311


                                       April 12, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Morgan Stanley U.S. Government Money Market Trust
     File Number 2-74980


Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 28, 2002.


                                            Very truly yours,
                                         /s/Marilyn K. Cranney
                                            ------------------
                                            Marilyn K. Cranney
                                            Assistant Secretary

cc: Larry Greene
    Barry Fink